FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND

To the Shareholders of the Flaherty & Crumrine/Claymore Preferred Securities Income Fund ("FFC"):

      The first fiscal quarter of 2006 was a mixed bag for FFC. On the plus side, for the three-month period ended February 28, 2006, the Fund produced a total return on net asset value of +2.9%. Despite this strong investment performance, the net income available to shareholders has declined, and the Fund reduced the monthly dividend by 8.9% (from $0.14/share to $0.1275/share) beginning with the March distribution. The focus of the Fund is income, so the decision to reduce the dividend was difficult, but necessary.

      The total return calculation mentioned above has two basic components--net income earned and net change in principal value. Recently, the latter has done well while the former has come under some pressure.

      Net income earned, the amount of investment income left over after payments on the Fund's Auction Market Preferred Stock ("AMPS") and other expenses, is what the Fund can pay out in monthly distributions to common shareholders. Although investment income has increased recently, payments to AMPS shares have risen at a faster pace. As a result, the Fund could not continue to distribute common dividends at the same rate.

      The AMPS rate is closely correlated to other short-term interest rates, all of which have moved up in concert with the Federal Reserve's efforts to influence the pace of economic activity. Two years ago, the Fund was paying roughly 1% to "borrow" money via its AMPS shares; these rates are now closer to 4.7%. Despite this jump in rates, the use of leverage continues to add incremental income for common shares because the money we obtain from leverage is being invested in securities with much higher yields.

      The other component of total return, principal change, normally is not distributed to common shareholders, but instead is reflected by changes in the Fund's net asset value. During the fiscal period, the Fund's NAV rose 1.0%.

      One last comment on total return--whatever the breakdown between net income and principal change, the entire amount belongs to common shareholders. In addition, the two tend to "merge" over time. For example, if principal value increases and the Fund can realize gains, the Fund will have more money to invest and can generate additional income. Or, shareholders can use the income they receive to purchase additional shares via the Dividend Reinvestment Plan to increase the value of their investment.

      As readers may recall from previous discussions of market conditions, the preferred securities market has two main segments--issues that pay interest and those that pay dividends. We refer to the first type as "hybrid" preferred securities and the second as "traditional" preferred stock.

      Demand for hybrid preferred securities has been strong for some time; the supply of new issues, however, has been plentiful. During the period there were thirty new issues with a market value of $13.2 BILLION. As expected, many of these new issues were structured like the "ECAP" issues we discussed in our last letter (and on the Fund's website). Even with this sizable amount of new supply, the performance of this segment kept pace with most other types of fixed-income securities during the quarter.

      Many of the recent hybrid preferred securities have terms and features that require very close scrutiny. While the basic structure of the enhanced capital security is now fairly well established, with each new issue we are observing small but important differences. This evolutionary process is typical of new structures--our job is to dissect each issue until we fully understand every twist and turn.

      Investor demand for traditional preferred stock has also been consistently strong for some time now; however new issue supply has not kept up--during the fiscal quarter there were only two new issues totaling a meager $300 million. As a result of this imbalance, this segment has slowly and steadily outperformed other types of fixed-income securities. The traditional preferred component of FFC is relatively small, but it made a meaningful contribution to overall investment performance.

      The Fund's hedge positions are intended to provide shareholders with some protection against significant increases in long-term interest rates. Over the course of the fiscal quarter, long-term interest rates barely moved, so the hedging strategy had little impact on the Fund's performance. The Fund's hedging strategy did benefit from the "flat" U.S. Treasury yield curve, since the cost of our hedges tends to be lower in this environment.

      We hope investors will take advantage of the Fund's website, WWW.FCCLAYMORE.COM. It contains a wide range of useful and up-to-date information about the Fund. In addition, some of the topics mentioned above are analyzed in greater depth in the Frequently Asked Questions section of the website.

        Sincerely,

        /s/ Donald F. Crumrine                   /s/ Robert M. Ettinger

        Donald F. Crumrine                       Robert M. Ettinger
        Chairman of the Board                    President

April 17, 2006

--------------------------------------------------------------------------------

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                              PORTFOLIO OVERVIEW
                                                   FEBRUARY 28, 2006 (UNAUDITED)
                                                   -----------------------------

FUND STATISTICS ON 02/28/06
--------------------------------------------------------------------------------
Net Asset Value                                                     $     22.87
Market Price                                                        $     21.30
Discount                                                                   6.86%
Yield on Market Price                                                      7.89%
Common Shares Outstanding                                            42,601,719

MOODY'S RATINGS                                                   % OF PORTFOLIO
--------------------------------------------------------------------------------
AAA                                                                         0.9%
AA                                                                          4.1%
A                                                                          32.0%
BBB                                                                        47.7%
BB                                                                         10.4%
B                                                                           0.1%
Not Rated                                                                   4.4%
--------------------------------------------------------------------------------
Below Investment Grade*                                                     9.7%

*     BELOW INVESTMENT GRADE BY BOTH MOODY'S AND S&P.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

INDUSTRY CATEGORIES                                               % OF PORTFOLIO
--------------------------------------------------------------------------------
Banks                                                                        35%
Utilities                                                                    25%
Insurance                                                                    16%
Financial Services                                                           12%
REITs                                                                         6%
Oil and Gas                                                                   3%
Other                                                                         3%

TOP 10 HOLDINGS BY ISSUER                                         % OF PORTFOLIO
--------------------------------------------------------------------------------
Wachovia Corp                                                               3.8%
J.P. Morgan Chase                                                           3.3%
Bank of America                                                             3.1%
Ace Ltd.                                                                    3.0%
North Fork Bancorporation                                                   2.9%
HSBC                                                                        2.9%
Morgan Stanley                                                              2.5%
Countrywide Financial                                                       2.5%
Washington Mutual                                                           2.3%
Public Service Enterprise Group                                             2.3%

                                                                                               % OF PORTFOLIO**
---------------------------------------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                                         24%
Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)                     15%
---------------------------------------------------------------------------------------------------------------

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
--------------                                                                                           -------
PREFERRED SECURITIES -- 82.8%
                BANKING -- 34.7%
---------------------------------------------------------------------------------------------------------------------------
$   19,000,000  Astoria Capital Trust I, 9.75% 11/01/29 Capital Security, Series B .............     $   22,295,930
        40,000  BAC Capital Trust I, 7.00% Pfd. 12/15/31 .......................................          1,024,800
         6,750  BAC Capital Trust III, 7.00% Pfd. ..............................................            172,699
       738,400  BAC Capital Trust IV, 5.875% Pfd. ..............................................         18,105,568
           600  BAC Capital Trust V, 7.00% Pfd. ................................................             15,288
$    1,240,000  BankBoston Capital Trust I, 8.25% 12/15/26 Capital Security ....................          1,317,153
$   16,155,000  BankBoston Capital Trust II, 7.75% 12/15/26 Capital Security, Series B .........         17,065,173
         1,800  Bank of New York Capital IV, 6.875% Pfd., Series E .............................             45,414
        51,000  Bank One Capital Trust VI, 7.20% Pfd. ..........................................          1,302,030
$    6,500,000  Barclays Bank PLC, Adj. Rate Pfd. ..............................................          6,557,525**(1)
       105,000  Cobank, ACB, 7.00% Pfd., 144A**** ..............................................          5,447,925*
        27,900  Comerica (Imperial) Capital Trust I, 7.60% Pfd. ................................            712,705
$      800,000  CoreStates Capital Trust I, 8.00% 12/15/26 Capital Security, 144A**** ..........            847,248
$   11,000,000  Cullen/Frost Capital Trust I, 8.42% 02/01/27 Capital Security, Series A ........         11,748,880
$    2,500,000  Dime Capital Trust I, 9.33% 05/06/27 Capital Security, Series A ................          2,704,062
        12,300  FBOP Corporation, Adj. Rate Pfd., 144A**** .....................................         12,392,250*
$    5,600,000  First Chicago NBD Capital A, 7.95% 12/01/26 Capital Security, 144A**** .........          5,916,400
$      875,000  First Chicago NBD Capital B, 7.75% 12/01/26 Capital Security, 144A**** .........            923,287
$    3,000,000  First Midwest Capital Trust I, 6.95% 12/01/33 Capital Security .................          3,278,565
       400,000  First Republic Bank, 6.25% Pfd. ................................................          9,888,000*
$    3,000,000  Fleet Capital Trust II, 7.92% 12/11/26 Capital Security ........................          3,173,310
        62,600  Fleet Capital Trust VII, 7.20% Pfd. ............................................          1,604,438
        86,500  Fleet Capital Trust VIII, 7.20% Pfd. ...........................................          2,231,700
             3  FT Real Estate Securities Company, 9.50% Pfd., 144A**** ........................          4,327,519
$   37,550,000  GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security ....................         40,792,255
$   30,725,000  HBOS Capital Funding LP, 6.85% Pfd. ............................................         31,021,343(1)
         6,300  Household Capital Trust VI, 8.25% Pfd. .........................................            158,854
         7,500  HSBC Series II, Variable Inverse Pfd., Pvt. ....................................          8,175,000*
        45,000  HSBC Holdings PLC, 6.20% Pfd., Series A ........................................          1,119,600**(1)
$   14,357,000  J.P. Morgan Capital Trust I, 7.54% 01/15/27 Capital Security ...................         15,149,147
$   11,271,000  J.P. Morgan Capital Trust II, 7.95% 02/01/27 Capital Security ..................         11,966,815
       175,450  J.P. Morgan Chase Capital XI, 5.875% Pfd., 06/15/33 ............................          4,247,645
       147,800  J.P. Morgan Chase Capital XIV, 6.20% Pfd., 10/15/34 ............................          3,714,214
       255,000  J.P. Morgan Chase Capital XVI, 6.35% Pfd., 06/01/35 ............................          6,451,500
        23,800  Keycorp Capital V, 5.875% Pfd., Series A .......................................            580,244
$   14,295,000  Keycorp Institutional Capital A, 7.826% 12/01/26 Capital Security, Series A ....         15,088,515
$    4,000,000  Lloyds TSB Bank PLC, 6.90% Pfd. ................................................          4,038,320(1)
$   25,280,000  Marshall & Ilsley Capital Trust A, 7.65% 12/01/26 Capital Security .............         26,587,482
            20  Marshall & Ilsley Investment II, 8.875% Pfd., 144A**** .........................          2,111,267

--------------------------------------------------------------------------------

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2006 (UNAUDITED)
      --------------------------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
--------------                                                                                           -------
PREFERRED SECURITIES -- (CONTINUED)
                BANKING -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
$    2,000,000  NB Capital Trust IV, 8.25% Capital Security ....................................     $    2,136,290
$    3,000,000  North Fork Capital Trust I, 8.70% 12/15/26 Capital Security ....................          3,197,535
       265,000  PFGI Capital Corporation, 7.75% Pfd. ...........................................          7,043,700
$   13,750,000  RBS Capital Trust B, 6.80% Pfd. ................................................         13,901,525**(1)
$   15,600,000  Republic New York Capital I, 7.75% 11/15/26 Capital Security ...................         16,408,314(1)
$   17,127,000  Republic New York Capital II, 7.53% 12/04/26 Capital Security ..................         18,031,220(1)
                Roslyn Real Estate:
            40    8.95% Pfd., Series C, 144A**** ...............................................          4,450,740
           135    Adj. Rate Pfd., Series D, 144A**** ...........................................         13,803,750
                Royal Bank of Scotland Group PLC:
       558,000    5.75% Pfd., Series L .........................................................         13,453,380**(1)
       129,500    6.35% Pfd., Series N .........................................................          3,295,775**(1)
       110,000    6.40% Pfd., Series M .........................................................          2,813,800**(1)
$   14,167,000  Union Planters Capital Trust, 8.20% 12/15/26 Capital Security ..................         14,998,320
            60  Union Planters Preferred Funding, 7.75% Pfd., Series 144A**** ..................          6,987,458
        89,200  USB Capital VIII, 6.35% Pfd., 12/29/65 .........................................          2,259,436
        23,500  VNB Capital Trust I, 7.75% Pfd. ................................................            595,608
     2,017,200  Wachovia Preferred Funding, 7.25% Pfd., Series A ...............................         56,310,138
$   20,750,000  Washington Mutual, Inc., 8.36% 12/01/26 Capital Security, 144A**** .............         22,017,825
$   10,500,000  Washington Mutual Preferred Funding, Variable Rate Pfd. 03/29/49, 144A**** .....         10,378,410
$    8,000,000  Webster Capital Trust II, 10.00% 04/01/27 Capital Security .....................          8,716,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                        525,099,294
                                                                                                     --------------
                FINANCIAL SERVICES -- 9.7%
---------------------------------------------------------------------------------------------------------------------------
       315,000  CIT Group, Inc., 6.35% Pfd., Series A ..........................................          8,270,325*
        30,000  Corporate-Backed Trust Certificates, 7.75% Pfd., Series CIT ....................            785,700
$   15,459,000  Countrywide Capital I, 8.00% 12/15/26 Capital Security .........................         15,794,692
       860,100  Countrywide Capital IV, 6.75% Pfd. .............................................         21,773,431
        41,500  Fannie Mae, 5.125% Pfd. ........................................................          1,936,598*
$    7,000,000  Gulf Stream-Compass 2005 Composite Notes, 144A**** .............................          6,989,500
                Lehman Brothers Holdings, Inc.:
       181,400    5.67% Pfd., Series D .........................................................          9,212,399*
        85,000    5.94% Pfd., Series C .........................................................          4,362,200*
       481,850    6.50% Pfd., Series F .........................................................         12,520,872*
        35,000  Lehman Capital Trust III, 6.375% Pfd., Series K ................................            891,800
         5,000  Lehman Capital Trust V, 6.00% Pfd., Series M ...................................            123,200(3)
        31,400  Lehman Capital Trust VI, 6.24% Pfd., Series N ..................................            785,000
       138,975  Merrill Lynch Capital Trust V, 7.28% Pfd. ......................................          3,669,635
         4,000  Merrill Lynch Series II STRIPES Custodial Receipts, Pvt. .......................          4,160,000*

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
--------------                                                                                           -------
PREFERRED SECURITIES -- (CONTINUED)
                FINANCIAL SERVICES -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
        10,000  Merrill Lynch Preferred Capital Trust IV, 7.12% Pfd. ...........................     $      260,650
        64,300  Morgan Stanley Capital Trust II, 7.25% Pfd. ....................................          1,629,684
       849,098  Morgan Stanley Capital Trust III, 6.25% Pfd. ...................................         21,049,139
       202,000  Morgan Stanley Capital Trust IV, 6.25% Pfd. ....................................          5,052,020
         9,000  Morgan Stanley Capital Trust V, 5.75% Pfd. .....................................            212,490
       329,700  Morgan Stanley Capital Trust VI, 6.60% Pfd. ....................................          8,354,598
$   10,000,000  RACERS(R) Series 2005 AMMC V Trust, 144A**** ...................................         10,309,069
       160,000  SLM Corporation, 6.97% Pfd., Series A ..........................................          8,912,000*
-------------------------------------------------------------------------------------------------------------------
                                                                                                        147,055,002
                                                                                                     --------------
                INSURANCE -- 15.1%
---------------------------------------------------------------------------------------------------------------------------
     1,719,980  ACE Ltd., 7.80% Pfd., Series C .................................................         44,960,277**(1)
                Aegon NV:
       420,900    6.375% Pfd. ..................................................................         10,665,606**(1)(2)
        60,000    6.50% Pfd. ...................................................................          1,514,400**(1)
$   16,051,000  AON Capital Trust A, 8.205% 01/01/27 Capital Security ..........................         19,187,847
        83,800  Arch Capital Group Ltd., 8.00% Pfd. ............................................          2,131,453**(1)
                Axis Capital Holdings:
       156,800    7.25% Pfd., Series A .........................................................          3,947,440**(1)
        77,655    Variable Rate Pfd., Series B .................................................          8,004,289(1)
       288,200  Berkley W.R. Capital Trust II, 6.75% 07/26/45 ..................................          7,192,031
        48,100  Corporate-Backed Trust Certificates, 8.00% Pfd., Series AON ....................          1,221,740
       106,000  Corts-AON Capital, 8.205% Pfd. .................................................          2,860,410
        37,000  Corts-UnumProvident Corporation, 8.50% Pfd. ....................................          1,000,110
        62,200  Endurance Specialty Holdings, 7.75% Pfd. .......................................          1,560,598**(1)
       154,300  Everest Re Capital Trust II, 6.20% Pfd., Series B ..............................          3,612,935(1)
                ING Groep NV:
        36,000    7.05% Pfd. ...................................................................            923,940**(1)
       394,600    7.20% Pfd. ...................................................................         10,214,221**(1)(3)
$   10,000,000  Mangrove Bay Passthru Trust, 6.102% 07/15/33 Capital Security, 144A**** ........          9,773,700(1)
        50,000  PartnerRe Capital Trust I, 7.90% 12/31/31 Pfd. .................................          1,284,000**(1)
       220,989  PartnerRe Ltd., 6.75% Pfd., Series C ...........................................          5,558,978**(1)
       849,000  Principal Financial Group, 6.518% Pfd. .........................................         23,419,665*
$    8,000,000  Provident Financing Trust I, 7.405% 03/15/38 Capital Security ..................          7,902,600
       110,000  Prudential PLC, 6.50% Pfd ......................................................          2,845,700**(1)
                Renaissancere Holdings:
       105,000    6.08% Pfd., Series C .........................................................          2,324,700**(1)
       308,935    7.30% Pfd., Series B .........................................................          7,795,975**(1)
        15,000    8.10% Pfd., Series A .........................................................            377,700**(1)

--------------------------------------------------------------------------------

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2006 (UNAUDITED)
      --------------------------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
--------------                                                                                           -------
PREFERRED SECURITIES -- (CONTINUED)
                INSURANCE -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
        94,900  Saturns-AON 2003-3, 8.00% Pfd., Series AON .....................................     $    2,471,196
        56,000  Saturns-SAFC 2001-7, 8.25% Pfd., Series SAFC ...................................          1,443,680
       432,200  Scottish Re Group Ltd., 7.25% Pfd. .............................................         11,023,261**(1)
        22,390  St. Paul Capital Trust I, 7.60% Pfd. ...........................................            570,609
$    8,675,000  USF&G Capital, 8.312% 07/01/46 Capital Security, 144A**** ......................         11,006,580
$   17,000,000  USF&G Capital I, 8.50% 12/15/45 Capital Security, 144A**** .....................         22,011,940
        15,000  XL Capital Ltd., 7.625% Pfd., Series B .........................................            386,775**(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                        229,194,356
                                                                                                     --------------
                UTILITIES -- 14.7%
---------------------------------------------------------------------------------------------------------------------------
$    3,750,000  AGL Capital Trust, 8.17% 06/01/37 Capital Security .............................          4,012,275
        10,000  Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 ......................          1,039,350*
        50,000  Baltimore Gas & Electricity, 7.125% Pfd., Series 1993 ..........................          5,194,000*
        35,000  Central Maine Power, 5.25% Pfd., Pvt. ..........................................          3,337,950*
$    8,700,000  COMED Financing II, 8.50% 01/15/27 Capital Security, Series B ..................          9,259,932
$   10,395,000  COMED Financing III, 6.35% 03/15/33 Capital Security ...........................         10,256,123
        23,883  Delmarva Power & Light, 5.00% Pfd. .............................................          2,298,858*
        61,800  Dominion CNG Cap Trust I, 7.80% Pfd. ...........................................          1,573,428
$   10,175,000  Dominion Resources Capital Trust I, 7.83% 12/01/27 Capital Security ............         10,836,528
$   12,250,000  Dominion Resources Capital Trust III, 8.40% 01/15/31 ...........................         14,700,674
        96,450  Duquesne Light Company, 6.50% Pfd. .............................................          4,991,287*
       161,400  Energy East Capital Trust I, 8.25% Pfd. ........................................          4,112,472
                Entergy Arkansas, Inc.:
        10,240    4.56% Pfd., Series 1965 ......................................................            874,240*
         5,692    7.40% Pfd. ...................................................................            591,313*
                Entergy Louisiana, Inc.:
        85,000    6.95% Pfd., 144A**** .........................................................          8,796,650*
        60,792    8.00% Pfd., Series 92 ........................................................          1,532,262*
                Florida Power Company:
        49,750    4.40% Pfd. ...................................................................          4,347,155*
        21,585    4.60% Pfd. ...................................................................          1,971,790*
       104,400  FPC Capital I, 7.10% Pfd., Series A ............................................          2,626,704
        12,442  Great Plains Energy, Inc., 4.20% Pfd. ..........................................            988,579*
        37,800  Gulf Power Capital Trust III, 7.375% Pfd. ......................................            968,247
        19,000  Gulf Power Company, 6.00% Pfd., Series 1 .......................................          1,971,630*
$   17,262,000  Houston Light & Power Capital Trust II, 8.257% 02/01/37 Capital Security .......         18,292,110
       119,805  Indianapolis Power & Light Company, 5.65% Pfd. .................................         11,505,473*

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
--------------                                                                                           -------
PREFERRED SECURITIES -- (CONTINUED)
                UTILITIES -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                Interstate Power & Light Company:
       110,000    7.10% Pfd., Series C .........................................................     $    2,994,200*
        11,000    8.375% Pfd., Series B ........................................................            366,135*
        32,300  Laclede Capital Trust I, 7.70% Pfd. ............................................            838,024
         5,000  Northern Indiana Public Service Company, Adj. Rate Pfd., Series A ..............            251,250*
                Pacific Enterprises:
         4,550    $4.40 Pfd. ...................................................................            388,388*
         4,510    $4.50 Pfd. ...................................................................            393,723*
        23,085    $4.75 Pfd., Series 53 ........................................................          2,127,283*
         3,000  PacifiCorp, $7.48 Sinking Fund Pfd. ............................................            308,535*
$    2,386,000  PECO Energy Capital Trust III, 7.38% 04/06/28 Capital Security, Series D .......          2,673,835
$   27,000,000  PECO Energy Capital Trust IV, 5.75% 06/15/33 Capital Security ..................         25,055,460
        11,278  Portland General Electric, 7.75% Sinking Fund Pfd. .............................          1,159,209*
       365,750  PSEG Funding Trust II, 8.75% Pfd. ..............................................          9,780,155
                Puget Sound Energy Capital Trust:
$    8,200,000    8.231% 06/01/27 Capital Security, Series B ...................................          8,779,699
        50,000    8.40% Pfd. 06/30/41 ..........................................................          1,279,750
       200,000  San Diego Gas & Electric Company, $1.70 Pfd. ...................................          5,186,000*
                Southern California Edison:
       117,500    6.00% Pfd. ...................................................................         11,967,669*
        31,900    6.125% Pfd. ..................................................................          3,331,748*
       264,700  Southern Union Company, 7.55% Pfd. .............................................          6,993,374*
$    4,200,000  Union Electric Company, 7.69% 12/15/36 Capital Security, Series A ..............          4,436,103
                Virginia Electric & Power Company:
        21,684    $4.80 Pfd. ...................................................................          2,040,464*
        14,985    $4.12 Pfd. ...................................................................          1,198,575*
       103,700  Virginia Power Capital Trust, 7.375% Pfd. 07/30/42 .............................          2,653,683
        15,000  Wisconsin Power & Light Company, 6.20% Pfd. ....................................          1,537,125*
                Xcel Energy, Inc.:
         7,110    $4.10 Pfd., Series C .........................................................            584,335*
        10,210    $4.11 Pfd., Series D .........................................................            841,202*
-------------------------------------------------------------------------------------------------------------------
                                                                                                        223,244,954
                                                                                                     --------------
                OIL AND GAS -- 2.2%
---------------------------------------------------------------------------------------------------------------------------
        13,200  EOG Resources, Inc., 7.195% Pfd., Series B .....................................         13,893,132*
$    5,000,000  KN Capital Trust III, 7.63% 04/15/28 Capital Security ..........................          5,571,875
$   13,315,000  Phillips 66 Capital Trust II, 8.00% 01/15/37 Capital Security ..................         14,150,050
-------------------------------------------------------------------------------------------------------------------
                                                                                                         33,615,057
                                                                                                     --------------

--------------------------------------------------------------------------------

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2006 (UNAUDITED)
      --------------------------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
--------------                                                                                           -------
PREFERRED SECURITIES -- (CONTINUED)
                REAL ESTATE INVESTMENT TRUST (REIT) -- 5.8%
---------------------------------------------------------------------------------------------------------------------------
        48,000  AMB Property Corporation, 7.00% Pfd., REIT, Series O ...........................     $    1,220,160
                BRE Properties, Inc.:
        76,200    6.75% Pfd., REIT, Series C ...................................................          1,909,953
       203,800    6.75% Pfd., REIT, Series D ...................................................          5,098,057
       260,000  Carramerica Realty Corporation, 7.50% Pfd., REIT, Series E .....................          6,591,000
                Duke Realty Corporation:
        65,500    6.50% Pfd., REIT, Series K ...................................................          1,612,937
       228,250    6.60% Pfd., REIT, Series L ...................................................          5,682,284
        20,000    6.625% Pfd., REIT, Series J ..................................................            496,500
       128,750    6.95% Pfd., REIT, Series M ...................................................          3,255,444
        51,000  Equity Residential Properties, 8.29% Pfd., REIT, Series K ......................          3,075,555
        65,000  HRPT Properties Trust, 7.125% Pfd., REIT, Series C .............................          1,628,575
         4,980  Prologis Trust, 8.54% Pfd., REIT, Series C .....................................            277,859
                PS Business Parks, Inc.:
       167,640    6.875% Pfd., REIT, Series I ..................................................          4,081,196
       192,464    7.00% Pfd., REIT, Series H ...................................................          4,770,220
       502,000    7.20% Pfd., REIT, Series M ...................................................         12,391,870
       203,400    7.60% Pfd., REIT, Series L ...................................................          5,193,819
        60,000    7.95% Pfd., REIT, Series K ...................................................          1,574,100
                Public Storage, Inc.:
        19,900    6.18% Pfd., REIT, Series D ...................................................            473,719
       201,770    6.45% Pfd., REIT, Series F ...................................................          4,910,073
        62,700    6.75% Pfd., REIT, Series E ...................................................          1,568,441
        14,700    7.625% Pfd., REIT, Series U ..................................................            376,908
        18,000    8.00% Pfd., REIT, Series R ...................................................            460,980
       440,000  Realty Income Corporation, 7.375% Pfd., REIT, Series D .........................         11,356,400
                Regency Centers Corporation:
        39,700    6.70% Pfd., REIT .............................................................            968,879
       263,000    7.25% Pfd., REIT .............................................................          6,605,245
        61,000  Vornado Realty Trust, 6.625% Pfd., REIT, Series I ..............................          1,491,755
-------------------------------------------------------------------------------------------------------------------
                                                                                                         87,071,929
                                                                                                     --------------
                MISCELLANEOUS INDUSTRIES -- 0.6%
---------------------------------------------------------------------------------------------------------------------------
       112,750  Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** ............................          9,295,110*
-------------------------------------------------------------------------------------------------------------------
                                                                                                          9,295,110
                                                                                                     --------------
                  TOTAL PREFERRED SECURITIES
                  (Cost $1,222,579,770) ........................................................      1,254,575,702
                                                                                                     --------------

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
--------------                                                                                           -------
CORPORATE DEBT SECURITIES -- 16.0%
                FINANCIAL SERVICES -- 2.2%
---------------------------------------------------------------------------------------------------------------------------
       200,000  Ford Motor Credit Company, 7.375% 10/15/31 .....................................     $    4,009,000
$   25,000,000  General Motors Acceptance Corporation, 8.00% 11/01/31, Senior Bonds ............         22,935,000(3)
$    4,902,500  Lehman Brothers, Guaranteed Note, Variable Rate, 12/16/16, 144A**** ............          4,617,542
$    2,200,000  Morgan Stanley Finance, 8.03% 02/28/17, Capital Units ..........................          2,300,782
-------------------------------------------------------------------------------------------------------------------
                                                                                                         33,862,324
                                                                                                     --------------
                INSURANCE -- 1.4%
---------------------------------------------------------------------------------------------------------------------------
       239,000  Delphi Financial, 8.00% 05/15/33, Senior Notes .................................          6,196,075
$      214,000  Liberty Mutual Group, 6.50% 03/15/35, 144A**** .................................            214,250
$    6,067,000  Liberty Mutual Insurance, 7.697% 10/15/97 144A**** .............................          6,570,531
$    6,400,000  OneAmerica Financial Partners, 7.00% 10/15/33 144A**** .........................          7,022,016
$    1,000,000  UnumProvident Corporation, 7.25% 03/15/28, Senior Notes ........................          1,050,315
-------------------------------------------------------------------------------------------------------------------
                                                                                                         21,053,187
                                                                                                     --------------
                OIL AND GAS -- 0.5%
---------------------------------------------------------------------------------------------------------------------------
       296,911  Nexen, Inc., 7.35% Subordinated Notes ..........................................          7,681,088(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                          7,681,088
                                                                                                     --------------
                UTILITIES -- 10.8%
---------------------------------------------------------------------------------------------------------------------------
$   31,000,000  AEP Texas Central Company, 6.65% 02/15/33, Senior Notes, Series E ..............         33,759,000
$   12,500,000  Constellation Energy Group, 7.60% 04/01/32, Senior Notes .......................         15,231,875
$    1,000,000  DTE Energy Company, 6.375% 04/15/33, Senior Notes ..............................          1,036,055
                Duke Capital Corporation:
$   11,179,000    6.75% 02/15/32, Senior Notes .................................................         12,257,662
$   10,000,000    8.00% 10/01/19, Senior Notes .................................................         11,945,750(3)
$    8,000,000  Duquesne Light Holdings, 6.25% 08/15/35 ........................................          7,882,360
$    5,000,000  Entergy Gulf States, Inc., 6.20% 07/01/33, 1st Mortgage ........................          4,789,975
        16,500  Entergy Mississippi, Inc., 7.25% 1st Mortgage ..................................            423,472
       502,115  Georgia Power Company, 5.90% 04/15/33, Senior Notes ............................         12,382,156
$    3,000,000  Indianapolis Power & Light Company, 6.60% 01/01/34, 1st Mortgage, 144A**** .....          3,250,035
        40,000  Northern States Power Company, 8.00% ...........................................          1,049,000
$   10,000,000  Oncor Electric Delivery Company, 7.25% 01/15/33 ................................         11,745,650
$   18,768,000  PSEG Power LLC, 8.625% 04/15/31 ................................................         25,024,031
$    6,300,000  TXU Corporation, 6.50% 11/15/24 ................................................          6,014,043
$    7,250,000  TXU Energy Company, 7.00% 03/15/13 .............................................          7,670,718
$    2,000,000  Westar Energy, Inc., 5.875% 07/15/36 1st Mortgage ..............................          1,963,570
$    6,000,000  Wisconsin Electric Power Company, 6.875% 12/01/95 ..............................          6,891,870
-------------------------------------------------------------------------------------------------------------------
                                                                                                        163,317,222
                                                                                                     --------------

--------------------------------------------------------------------------------

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2006 (UNAUDITED)
      --------------------------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
--------------                                                                                           -------
CORPORATE DEBT SECURITIES -- (CONTINUED)
                REAL ESTATE INVESTMENT TRUST (REIT) -- 0.2%
---------------------------------------------------------------------------------------------------------------------------
$    3,500,000  Realty Income Corporation, 5.875% 03/15/35 .....................................     $    3,311,192
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,311,192
                                                                                                     --------------
                MISCELLANEOUS -- 0.9%
---------------------------------------------------------------------------------------------------------------------------
$      390,000  BellSouth Telecommunication, 7.00% 12/01/95 ....................................            411,604
        47,000  Maytag Corporation, 7.875% 08/01/31 ............................................          1,174,060(3)
                Pulte Homes, Inc.:
$    8,000,000    6.375% 05/15/33, Senior Notes ................................................          7,617,360
$    1,950,000    7.875% 06/15/32, Senior Notes ................................................          2,196,772
$    1,945,000  Verizon Maryland, 7.15% 05/01/23 ...............................................          2,037,203
-------------------------------------------------------------------------------------------------------------------
                                                                                                         13,436,999
                                                                                                     --------------
                  TOTAL CORPORATE DEBT SECURITIES
                  (Cost $231,956,244) ..........................................................        242,662,012
                                                                                                     --------------
OPTION CONTRACTS -- 0.5%
         1,800  April Put Options on June U.S. Treasury Bond Futures, Expiring 03/24/06 ........          3,712,500+
         1,500  June Call Options on June U.S. Treasury Bond Futures, Expiring 05/26/06 ........            656,250+
         2,491  June Put Options on June U.S. Treasury Bond Futures, Expiring 05/26/06 .........            467,062+
         5,609  June Put Options on June U.S. Treasury Bond Futures, Expiring 05/26/06 .........          2,453,938+
-------------------------------------------------------------------------------------------------------------------
                  TOTAL OPTION CONTRACTS
                  (Cost $8,697,197) ............................................................          7,289,750
                                                                                                     --------------

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                              VALUE
--------------                                                                                           -------
MONEY MARKET FUND -- 0.7%
    10,989,748  BlackRock Provident Institutional, TempFund ....................................     $   10,989,748
-------------------------------------------------------------------------------------------------------------------
                  TOTAL MONEY MARKET FUND
                  (Cost $10,989,748) ...........................................................         10,989,748
                                                                                                     --------------
SECURITIES LENDING COLLATERAL -- 1.8%
    27,697,960  Institutional Money Market Trust ...............................................         27,697,960
-------------------------------------------------------------------------------------------------------------------
                  TOTAL SECURITIES LENDING COLLATERAL
                  (Cost $27,697,960) ...........................................................         27,697,960
                                                                                                     --------------
TOTAL INVESTMENTS (Cost $1,501,920,919***) ........................................       101.8%      1,543,215,172
OTHER ASSETS AND LIABILITIES (Net) ................................................        (1.8%)       (27,026,029)
                                                                                       --------      --------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED STOCK ....................       100.0%++   $1,516,189,143
                                                                                       --------      --------------
AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE .........................................       (542,000,000)
                                                                                                     --------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK .....................................................     $  974,189,143
                                                                                                     ==============

----------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**    Securities distributing Qualified Dividend Income only.

***   Aggregate cost of securities held.

**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Board of Directors.

(1)   Foreign Issuer.

(2) All or a portion of this security has been pledged as collateral for written option positions.

(3)   Security on loan.

+     Non-income producing.

++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

        ABBREVIATIONS:

REIT -- Real Estate Investment Trust

PFD. -- Preferred Securities

PVT. -- Private Placement Securities

OPEN OPTION CONTRACTS WRITTEN

CONTRACTS       CONTRACT DESCRIPTION                                                                      VALUE
-----------     --------------------                                                                 --------------
         1,500  June Call Options on June U.S. Treasury Bond Futures,
                  Expiring 05/26/06, Strike Price 112 ..........................................     $   (3,117,188)
-------------------------------------------------------------------------------------------------------------------
                  TOTAL OPEN OPTION CONTRACTS WRITTEN (premiums received: $3,206,956) ..........         (3,117,188)
                                                                                                     --------------

--------------------------------------------------------------------------------

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                 STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1) FOR THE PERIOD FROM DECEMBER 1, 2005 THROUGH FEBRUARY 28, 2006 (UNAUDITED)
      --------------------------------------------------------------------------

                                                                                                 VALUE
                                                                                                -------
OPERATIONS:
   Net investment income ................................................................    $  21,113,975
   Net realized gain/(loss) on investments sold during the period .......................       (3,064,252)
   Change in net unrealized appreciation/depreciation of investments held
      during the period .................................................................       15,300,124
   Distributions to Auction Market Preferred Stock (AMPS) Shareholders from net
      investment income, including changes in accumulated undeclared distributions ......       (5,687,282)
                                                                                             -------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................       27,662,565

DISTRIBUTIONS:
   Dividends paid from net investment income to Common Stock Shareholders(2) ............      (17,892,722)
                                                                                             -------------
   TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS .....................................      (17,892,722)

FUND SHARE TRANSACTIONS:
   Increase from shares issued under the Dividend Reinvestment
      and Cash Purchase Plan ............................................................               --
                                                                                             -------------
   NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING
      FROM FUND SHARE TRANSACTIONS ......................................................               --
                                                                                             -------------

NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
      FOR THE PERIOD ....................................................................    $   9,769,843
                                                                                             =============

-----------------------------------------------------------------------------------------------------------
NET ASSETS AVAILABLE TO COMMON STOCK:
   Beginning of period ..................................................................    $ 964,419,300
   Net increase in net assets during the period .........................................        9,769,843
                                                                                             -------------
   End of period ........................................................................    $ 974,189,143
                                                                                             =============

----------
(1) These tables summarize the three months ended February 28, 2006 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2005.

(2)   May include income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated FINANCIAL HIGHLIGHTS(1)
FOR THE PERIOD FROM DECEMBER 1, 2005 THROUGH FEBRUARY 28, 2006 (UNAUDITED) FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.
-----------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period .....................................................    $      22.64
                                                                                                 ------------

INVESTMENT OPERATIONS:
   Net investment income ....................................................................            0.49
   Net realized and unrealized gain/(loss) on investments ...................................            0.29

DISTRIBUTIONS TO AMPS* SHAREHOLDERS:
   From net investment income ...............................................................           (0.13)
   From net realized capital gains ..........................................................              --
                                                                                                 ------------
   Total from investment operations .........................................................            0.65
                                                                                                 ------------

DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
   From net investment income ...............................................................           (0.42)
   From net realized capital gains ..........................................................              --
                                                                                                 ------------
   Total distributions to Common Stock Shareholders .........................................           (0.42)
                                                                                                 ------------
   Net asset value, end of period ...........................................................    $      22.87
                                                                                                 ============
   Market value, end of period ..............................................................    $      21.30
                                                                                                 ============
   Common shares outstanding, end of period .................................................      42,601,719
                                                                                                 ============

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
   Net investment income+ ...................................................................            6.35%**
   Operating expenses .......................................................................            1.14%**
-----------------------------------------------------
SUPPLEMENTAL DATA:++
   Portfolio turnover rate ..................................................................              12%***
   Total net assets available to Common and Preferred Stock, end of period (in 000's) .......    $  1,516,189
   Ratio of operating expenses to total average net assets available to
       Common and Preferred Stock ...........................................................            0.73%**

(1) These tables summarize the three months ended February 28, 2006 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2005.

*     Auction Market Preferred Stock.

**    Annualized.

***   Not annualized.

+ The net investment income ratios reflect income net of operating expenses and payments to AMPS* Shareholders.

++    Information presented under heading Supplemental Data includes AMPS*.

--------------------------------------------------------------------------------

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                           PER SHARE OF COMMON STOCK (UNAUDITED)
      --------------------------------------------------------------------------

                             TOTAL                                    DIVIDEND
                           DIVIDENDS     NET ASSET       NYSE       REINVESTMENT
                             PAID          VALUE     CLOSING PRICE     PRICE(1)
                           ---------     ---------   -------------  ------------
December 31, 2005 ......    $0.1400       $22.82        $19.30         $19.65
January 31, 2006 .......     0.1400        22.83         21.03          21.19
February 28, 2006 ......     0.1400        22.87         21.30          21.60

----------
(1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                       -----------------------------------------

1.    AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

      At February 28, 2006, the aggregate cost of securities for federal income tax purposes was $1,509,818,589, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $40,073,760 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $9,794,365.

                       [LOGO] Flaherty & Crumrine/Claymore
                              ============================
                              PREFERRED SECURITIES
                              INCOME FUND

                                    Quarterly
                                     Report

                                February 28, 2006

                               www.fcclaymore.com

DIRECTORS

   Donald F. Crumrine, CFA
      Chairman of the Board
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA

OFFICERS

   Donald F. Crumrine, CFA
      Chief Executive Officer
   Robert M. Ettinger, CFA
      President
   R. Eric Chadwick, CFA
      Chief Financial Officer,
      Vice President and Treasurer
   Chad C. Conwell
      Chief Compliance Officer,
      Vice President and Secretary
   Bradford S. Stone
      Vice President and
      Assistant Treasurer
   Nicholas Dalmaso
      Vice President and Assistant Secretary
   Christopher D. Ryan, CFA
      Vice President
   Laurie C. Lodolo
      Assistant Compliance Officer,
      Assistant Treasurer and
      Assistant Secretary

INVESTMENT ADVISER

   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY &
   CRUMRINE/CLAYMORE PREFERRED SECURITIES
   INCOME FUND?

   o If your shares are held in a Brokerage
     Account, contact your Broker.

   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
     Agent & Shareholder Servicing Agent --

                  PFPC Inc.
                  P.O. Box 43027
                  Providence, RI 02940-3027
                  1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.